Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets [Abstract]
Schedule of Other Financial Assets
	2025	2024
	USD	USD

Keyman insurance	71,561	69,505
Advance from supplier	-	323,514
	71,561	393,019